Balance Sheet Details	12 Months Ended
Jul. 31, 2018
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Details

3. Balance Sheet Details

Inventories consist of the following:

	July 31,
	2018	2017
Raw materials	$39,000	$82,000
Finished goods	158,000	191,000
	$197,000	$273,000

During the year ended July 31, 2018, we wrote-off $58,000 of finished goods inventory damaged at our contract manufacturer’s facility. In addition we wrote-off $26,000 of inventory destroyed in a third-party warehouse fire. We received $45,000 from an insurance claim for the replacement cost of the inventory destroyed in the fire. As a result, we recorded a gain of $19,000 reflected in the other income section of our consolidated statements of operations.

During the year ended July 31, 2017, we wrote-off $50,000 for slow moving finished goods inventory manufactured in prior years.

Property, plant, and equipment consist of the following:

	July 31,
	2018	2017
Computers and equipment	$1,064,000	$1,045,000
Furniture and fixtures	21,000	21,000
	1,085,000	1,066,000
Less accumulated depreciation	(624,000)	(518,000)
	$461,000	$548,000

Depreciation expense was $106,000 and $98,000 for the years ended July 31, 2018 and 2017, respectively.

Patents consist of the following:

	July 31,
	2018	2017
Patents	$3,500,000	$3,485,000
Less accumulated amortization	(2,842,000)	(2,663,000)
	$658,000	$822,000

Patent amortization expense for the years ended July 31, 2018 and 2017 was $179,000 and $178,000, respectively.

At July 31, 2018, future patent amortization expense is expected to be as follows:

2019	$135,000
2020	87,000
2021	76,000
2022	48,000
2023	42,000
Thereafter	270,000
$658,000